Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Perimeter Small Cap Growth Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Perimeter Small Cap Growth Fund (the "Fund") is to seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	EXPENSES AND FEES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	2.00%
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.50%
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[1]
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.35%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-12-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year ended August 31, 2013, the Fund's portfolio turnover rate was 131%, of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	131.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 137
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	459
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	804
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,778
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets in small-cap equity securities. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. The Fund currently defines small-cap equity securities as those of companies with market capitalizations between $50 million and $3 billion at the time of purchase. The Fund's investments will generally consist of U.S. traded securities, which may include common stocks, preferred stocks, warrants to acquire common stock, securities convertible into common stock, and American Depositary Receipts ("ADRs"). ADRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and the depository, whereas an unsponsored facility is established by the depository without participation by the issuer of the underlying security. The Fund purchases equity securities and ADRs traded in the U.S. on registered exchanges or the over-the-counter market.

The Fund's investment philosophy is based on the premise that a portfolio of small cap stocks with positive earnings trends, reasonable valuation, and strong fundamentals will provide superior returns over time. The Adviser selects companies with strong current earnings growth, improving profitability, strong balance sheets, and strong current and projected business fundamentals which are priced at reasonable valuations. The Adviser believes in executing a very disciplined and objective investment process and in controlling risk through a broadly diversified portfolio. Because companies tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and may adversely impact performance.

In addition, in order to implement its investment strategy, the Adviser may buy or sell, to a limited extent, derivative instruments to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk. The Fund may purchase or sell futures contracts; sell options on a futures contract; purchase or write put and call options on securities, securities indices and currencies; or enter into equity index or interest rate swap agreements as the Adviser determines is appropriate in seeking the Fund's investment objective. The Fund may use derivatives for bona fide hedging; attempting to increase yield; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; or attempting to gain exposure to a particular market, index or instrument.

The Adviser will identify sell candidates for a variety of reasons, including but not limited to: (i) business fundamentals peak, begin to change or deteriorate; (ii) earnings characteristics change, including negative estimate revisions, negative earnings surprise and slowing earnings and/or revenue momentum; (iii) a stock reaches extreme overvaluation; and (iv) a stock's ranking weakens within the selection universe. The Adviser will not necessarily sell a security that has appreciated or depreciated outside the stated market capitalization range defined above.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. The small-capitalization companies that the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small-cap companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Because the Fund may invest in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. If the Fund holds unsponsored ADRs it will generally bear all of the costs of the unsponsored facility. The depository of an unsponsored facility is frequently under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities. The depository of unsponsored depositary receipts may provide less information to receipt holders.

The Fund's investments in derivative instruments, including futures contracts, put and call options, and swaps, may be leveraged and result in losses exceeding the amounts invested. An option is a type of derivative instrument that gives the holder the right (but not the obligation) to buy (a "call") or sell (a "put") an asset in the near future at an agreed upon price prior to the expiration date of the option. The Fund may "cover" a call option by owning the security underlying the option or through other means. The value of options can be highly volatile, and their use can result in loss if the Adviser is incorrect in its expectation of price fluctuations.

The Fund may frequently trade its portfolio securities. High portfolio turnover will cause the Fund to incur higher brokerage commissions and transaction costs, which could lower the Fund's performance. In addition to lower performance, high portfolio turnover could result in taxable capital gains.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrates the long-term performance of the Fund. The information shows you how the Fund's performance has varied year by year and provides some indication of the risks of investing in the Fund. On February 8, 2010, substantially all of the assets of the Perimeter Small Cap Growth Fund, a portfolio of The Advisors' Inner Circle Fund II (the "Predecessor Fund"), were transferred to the Fund in a tax-free reorganization (the "Reorganization"). As a result of the Reorganization, the performance and accounting history of the Predecessor Fund prior to the date of the Reorganization was assumed by the Fund and the Fund's fiscal year end changed from July 31 to August 31. The performance information shown in the bar chart and performance table below for periods prior to February 8, 2010 is that of the Investor Class Shares of the Predecessor Fund, which commenced operations on September 29, 2006. The bar chart assumes reinvestment of dividends and distributions. Total returns would have been lower had certain fees and expenses not been waived or reimbursed. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available at www.perimetercap.com or 1-888-968-4964.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information shows you how the Fund's performance has varied year by year and provides some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-968-4964
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.perimetercap.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	TOTAL RETURNS FOR THE CALENDAR YEARS ENDED DECEMBER 31 Investor Class Shares
Annual Return 2007	rr_AnnualReturn2007	7.66%
Annual Return 2008	rr_AnnualReturn2008	(39.20%)
Annual Return 2009	rr_AnnualReturn2009	31.67%
Annual Return 2010	rr_AnnualReturn2010	25.14%
Annual Return 2011	rr_AnnualReturn2011	(6.98%)
Annual Return 2012	rr_AnnualReturn2012	10.38%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best and Worst Quarterly Performance (for the periods reflected in the chart above)

Best Quarter: 22.86% (quarter ended June 30, 2009)	Worst Quarter: (26.44)% (quarter ended December 31, 2008)

Year to Date Total Return as of September 30, 2013: 31.72%

Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date Total Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	31.72%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.86%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.44%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In cases in the chart above where the Fund's average annual return after taxes on distributions and sale of fund shares for a particular period is higher than the Fund's average annual return after taxes on distributions for the same period, this is due to realized losses that would have been sustained upon the sale of Fund shares immediately after the relevant period. The calculations assume that an investor held the shares in a taxable account, was in the actual historical highest individual federal marginal income tax bracket for each year and would have been able to immediately utilize the full realized loss to reduce his or her federal tax liability. However, actual individual tax results may vary and investors should consult their tax advisers regarding their personal tax situations.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

This table compares the average annual total returns of the Fund's Investor Class Shares for the calendar year ended December 31, 2012 and since inception to those of the Russell 2000® Growth Index. The returns shown below for periods prior to the Reorganization on February 8, 2010 are for the Predecessor Fund.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

In cases in the chart above where the Fund's average annual return after taxes on distributions and sale of fund shares for a particular period is higher than the Fund's average annual return after taxes on distributions for the same period, this is due to realized losses that would have been sustained upon the sale of Fund shares immediately after the relevant period. The calculations assume that an investor held the shares in a taxable account, was in the actual historical highest individual federal marginal income tax bracket for each year and would have been able to immediately utilize the full realized loss to reduce his or her federal tax liability. However, actual individual tax results may vary and investors should consult their tax advisers regarding their personal tax situations.

Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.38%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.57%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.95%	[2]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 29, 2006
After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.22%	[3]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.56%)	[3]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.96%	[2],[3]
After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.53%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.29%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.34%	[2]
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.59%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.49%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.27%	[2]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2006

[1]	The Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 1.35% of the Fund's average daily net assets attributable to Investor Class Shares. In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net Total Annual Fund Operating Expenses to exceed 1.35%: acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation is in effect until December 31, 2014 and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. If at any time during the first three years the Advisory Agreement is in effect, the Fund's Investor Class Shares Total Annual Fund Operating Expenses for that year are less than 1.35%, the Adviser may recoup any waived amount from the Fund if such reimbursement does not cause the Fund to exceed existing expense limitations.
[2]	The Fund's inception date was September 29, 2006. Index comparisons begin September 30, 2006.
[3]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.